Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	$ 226,721		$ 108,606		$ 130,717
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(222,166)		98,741		121,146
Cash flow hedge, net of income tax	27,748	[1]	16,060	[2]	29,758	[3]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12)	122,793		(46,903)		(136,622)
Other comprehensive (loss) / income for the year	(71,625)		67,898		14,282
Total comprehensive income / (loss) for the year	155,096		176,504		144,999
Attributable to:
Equity holders of the parent	155,044		174,705		147,273
Non-controlling interest	$ 52		$ 1,799		$ (2,274)

[1]	Net of $(8,498) of Income tax.
[2]	Net of $(7,337) of Income tax
[3]	Net of ($2,526) of income tax.